Segment information - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2],[3]	£ 13,146.4	[2],[3]
Headline PBIT	[4]	1,560.6	1,651.2	[3]	1,793.1	[3]
Non-current assets	[5]	15,638.8	17,692.7
United States [member]
Disclosure of geographical areas [line items]
Revenue		4,576.5	4,576.1		4,782.0
Revenue less pass-through costs		3,806.3	3,836.0		4,089.9
Headline PBIT		620.6	674.4		£ 773.5
Non-current assets		£ 6,354.7	£ 6,770.6

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated, as described in the accounting policies.
[3]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[4]	A reconciliation from operating profit to headline operating profit is provided in note 32.
[5]	Non-current assets excluding financial instruments and deferred tax.